PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 91	$ 90	$ 23 [1]	$ 272	$ 240	$ 331

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable